Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Strategic Global Bond Fund, Inc.
Entity Central Index Key	0000835620
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000007882 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 0.46%.
  For the same period, the Bloomberg Global Aggregate Bond Index returned (1.69)% and the Custom Benchmark returned (1.55)%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by positioning with respect to U.S. interest rates, followed by allocations to non-U.S. corporate bonds and structured products.
What detracted from performance?
The Fund’s positioning with respect to both developed and emerging market currencies detracted from performance, along with its stance with respect to developed international market interest rates.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	0.46%	(0.26)%	1.30%
Bloomberg Global Aggregate Bond Index	(1.69)	(1.96)	0.15
Custom Benchmark	(1.55)	(1.92)	0.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 813,916,383
Holdings Count | Holding	2,902
Advisory Fees Paid, Amount	$ 2,962,963
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$813,916,383
Number of Portfolio Holdings	2,902
Net Investment Advisory Fees	$2,962,963
Portfolio Turnover Rate	293%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	32.7%
Foreign Agency Obligations	24.0%
U.S. Government Sponsored Agency Securities	16.9%
Non-Agency Mortgage-Backed Securities	11.1%
Asset-Backed Securities	7.3%
Floating Rate Loan Interests	1.6%
Common Stocks	1.5%
Investment Companies	1.3%
Capital Trusts	0.9%
U.S. Treasury Obligations	0.9%
Other*	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	55.8%
China	6.9%
United Kingdom	4.4%
Spain	3.9%
Cayman Islands	2.7%
Germany	2.2%
Japan	2.0%
France	1.9%
Italy	1.7%
South Africa	1.6%
Other#	16.9%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000007879 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78	0.78%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 0.20%.
  For the same period, the Bloomberg Global Aggregate Bond Index returned (1.69)% and the Custom Benchmark returned (1.55)%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by positioning with respect to U.S. interest rates, followed by allocations to non-U.S. corporate bonds and structured products.
What detracted from performance?
The Fund’s positioning with respect to both developed and emerging market currencies detracted from performance, along with its stance with respect to developed international market interest rates.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	0.20%	(0.48)%	1.07%
Investor A Shares (with sales charge)	(3.80)	(1.29)	0.65
Bloomberg Global Aggregate Bond Index	(1.69)	(1.96)	0.15
Custom Benchmark	(1.55)	(1.92)	0.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 813,916,383
Holdings Count | Holding	2,902
Advisory Fees Paid, Amount	$ 2,962,963
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$813,916,383
Number of Portfolio Holdings	2,902
Net Investment Advisory Fees	$2,962,963
Portfolio Turnover Rate	293%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	32.7%
Foreign Agency Obligations	24.0%
U.S. Government Sponsored Agency Securities	16.9%
Non-Agency Mortgage-Backed Securities	11.1%
Asset-Backed Securities	7.3%
Floating Rate Loan Interests	1.6%
Common Stocks	1.5%
Investment Companies	1.3%
Capital Trusts	0.9%
U.S. Treasury Obligations	0.9%
Other*	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	55.8%
China	6.9%
United Kingdom	4.4%
Spain	3.9%
Cayman Islands	2.7%
Germany	2.2%
Japan	2.0%
France	1.9%
Italy	1.7%
South Africa	1.6%
Other#	16.9%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000038980 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MHWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$152	1.53%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned (0.73)%.
  For the same period, the Bloomberg Global Aggregate Bond Index returned (1.69)% and the Custom Benchmark returned (1.55)%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by positioning with respect to U.S. interest rates, followed by allocations to non-U.S. corporate bonds and structured products.
What detracted from performance?
The Fund’s positioning with respect to both developed and emerging market currencies detracted from performance, along with its stance with respect to developed international market interest rates.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(0.73)%	(1.26)%	0.46%
Investor C Shares (with sales charge)	(1.71)	(1.26)	0.46
Bloomberg Global Aggregate Bond Index	(1.69)	(1.96)	0.15
Custom Benchmark	(1.55)	(1.92)	0.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 813,916,383
Holdings Count | Holding	2,902
Advisory Fees Paid, Amount	$ 2,962,963
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$813,916,383
Number of Portfolio Holdings	2,902
Net Investment Advisory Fees	$2,962,963
Portfolio Turnover Rate	293%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	32.7%
Foreign Agency Obligations	24.0%
U.S. Government Sponsored Agency Securities	16.9%
Non-Agency Mortgage-Backed Securities	11.1%
Asset-Backed Securities	7.3%
Floating Rate Loan Interests	1.6%
Common Stocks	1.5%
Investment Companies	1.3%
Capital Trusts	0.9%
U.S. Treasury Obligations	0.9%
Other*	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	55.8%
China	6.9%
United Kingdom	4.4%
Spain	3.9%
Cayman Islands	2.7%
Germany	2.2%
Japan	2.0%
France	1.9%
Italy	1.7%
South Africa	1.6%
Other#	16.9%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000162768 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$48	0.48%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 0.51%.
  For the same period, the Bloomberg Global Aggregate Bond Index returned (1.69)% and the Custom Benchmark returned (1.55)%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by positioning with respect to U.S. interest rates, followed by allocations to non-U.S. corporate bonds and structured products.
What detracted from performance?
The Fund’s positioning with respect to both developed and emerging market currencies detracted from performance, along with its stance with respect to developed international market interest rates.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	0.51%	(0.21)%	1.35%
Bloomberg Global Aggregate Bond Index	(1.69)	(1.96)	0.15
Custom Benchmark	(1.55)	(1.92)	0.28

Performance Inception Date	Nov. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 813,916,383
Holdings Count | Holding	2,902
Advisory Fees Paid, Amount	$ 2,962,963
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$813,916,383
Number of Portfolio Holdings	2,902
Net Investment Advisory Fees	$2,962,963
Portfolio Turnover Rate	293%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	32.7%
Foreign Agency Obligations	24.0%
U.S. Government Sponsored Agency Securities	16.9%
Non-Agency Mortgage-Backed Securities	11.1%
Asset-Backed Securities	7.3%
Floating Rate Loan Interests	1.6%
Common Stocks	1.5%
Investment Companies	1.3%
Capital Trusts	0.9%
U.S. Treasury Obligations	0.9%
Other*	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	55.8%
China	6.9%
United Kingdom	4.4%
Spain	3.9%
Cayman Islands	2.7%
Germany	2.2%
Japan	2.0%
France	1.9%
Italy	1.7%
South Africa	1.6%
Other#	16.9%
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional investment types are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.